Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation - The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America, include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Goodwill

Goodwill - The excess purchase price over the fair value of net assets acquired is recorded on the balance sheet as goodwill. The Company adopted Accounting Standards Codification (“ASC”) No. 350, “Intangibles – Goodwill and Other”, which requires the carrying value of goodwill to be evaluated for impairment on an annual basis or more frequently if impairment indicators arise. The Company regularly conducted annual impairment evaluation. The impairment test requires the Company to estimate the fair value of our reporting units. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and the Company proceeds to step two of the impairment analysis. In the second step, the implied fair value of the reporting unit's goodwill is determined by allocating the reporting unit's fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions.

During fiscal 2014, based on the result of the first step of the goodwill impairment analysis, the Company determined that the fair value of electronic division was less than its carrying value as of March 31, 2014 and, as such, the Company applied the second step of the goodwill impairment test to this segment. Based on the result of the second step of the goodwill impairment test, the Company recorded a $392 impairment charge to reduce the carrying value of goodwill in electronic division for the year ended March 31, 2014. The entire goodwill was fully impaired. Please refer to note 8 - goodwill for details.

Cash and cash equivalents

Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Marketable securities

Marketable securities - All marketable securities are classified as trading securities and are stated at fair market value. Market value is determined by the most recently traded price of the security at the balance sheet date. Net realized and unrealized gains and losses on trading securities are included in non-operating income. The cost of investments sold is based on the average cost method. Interest and dividend income earned are included in non-operating income.

Available-for-sale securities

Available-for-sales securities - Available-for-sale securities are investments in debt securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities. All available-for-sale securities are carried at fair value and represent securities that are available to meet liquidity and/or other needs of the Company. Gains and losses are recognized and reported separately in the consolidated statements of comprehensive loss upon realization or when impairment of values is deemed to be other than temporary. In estimating other-than temporary impairment losses, management considers, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for anticipated recovery in fair value. Gains or losses are recognized using the specific identification method. Unrealized holding gains and losses for securities available-for-sale are excluded from the consolidated statements of comprehensive loss and reported net of taxes in the accumulated other comprehensive income component of shareholders' equity until realized.

Inventories

Inventories - Inventories are stated at the lower of cost or market. Cost is determined on the weighted average basis. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management's analysis of inventory levels.

Property, plant and equipment

Property, plant and equipment - Property, plant and equipment is stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred.  Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Leases

Leases - Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. For the lessor, in addition to the four criteria mentioned above, a capital lease has to meet both of the following incremental criteria: a) the collectability of the minimum lease payments under the lease has to be reasonable predictable, and b) no important uncertainties surround the amount of unreimbursable costs yet to be incurred by the lessor under the lease.

For the lessee, a capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The total rental payments made under the leases are recognized in the consolidated statement of comprehensive loss as incurred. For the lessor, a capital lease is accounted for as sale-type lease, direct financing lease or leveraged lease. All other leases are accounted for as operating leases. Revenues are recorded to statement of comprehensive loss on a straight-line basis over the term of the lease. The Company has no capital leases as a lessee or lessor for any of the periods presented.

Impairment of long-lived assets

Impairment of long-lived assets - Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

In evaluation of undiscounted projected cash-flows associated with those assets, the Company assessed that certain of long-lived assets at the reporting date to be less than the fair value and the sum of undiscounted cash flows. Accordingly, the Company impaired that the carrying values of long-lived assets of $197, $490 and $nil for the years ended March 31, 2013, 2014 and 2015, respectively.

Revenue recognition

Revenue recognition - Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contracts and/or orders, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these actual returns as deduction from sales. Products returns to the Company were insignificant during past years.

Other comprehensive income

Other comprehensive income - Other comprehensive income for the years ended March 31, 2013, 2014 and 2015 represented unrealized gain on available-for-sale securities and were included in the consolidated statement of comprehensive loss.

Allowance for doubtful account

Allowance for doubtful account - The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers' financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk. This analysis requires the Company to make significant estimates, and changes in facts and circumstances could result in material changes in the allowance for doubtful accounts. Unanticipated changes in the liquidity or financial position of the Company's customers may require additional provisions for doubtful accounts.

	Year ended March 31,
Allowance for doubtful account	2013	2014	2015

Balance at beginning of the year	$447	$574	$534
Provision for the year	214	34	216
Bad debt recovery	-	(53)	(143)
Written off during the year	(88)	(21)	-
Exchange difference	1	-	-
	$574	$534	$607

The provision and the bad debt recovery for the years were charged to other income (expenses) in consolidated statements of comprehensive loss.

Shipping and handling cost

Shipping and handling cost - Shipping and handling costs related to the delivery of finished goods are included in selling expenses. During the years ended March 31, 2013, 2014 and 2015, shipping and handling costs expensed to selling expenses were $704, $650 and $514, respectively.

Income taxes

Income taxes - Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any PRC tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

The Company adopted the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, disclosure and transition.

Foreign currency translation

Foreign currency translation - The consolidated financial statements of the Company are presented in U.S. dollars as the Company is incorporated in the British Virgin Islands where the currency is the U.S. dollar. The Company's subsidiaries conduct substantially all of their business in U.S. dollars, Hong Kong dollars or Chinese Renminbi. Notwithstanding this, U.S. dollar is considered by management to be the most appropriate functional currency of the Company's subsidiaries because most of our customers contracted with our subsidiaries in U.S. dollars.

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the transaction dates. Monetary items existing at the balance sheet date denominated in currencies other than the functional currencies are translated at period end rates. Gains and losses resulting from the translation of foreign currency transactions and balances are included in the consolidated statement of comprehensive loss.

The exchange rates between the Hong Kong dollars and the U.S. dollar were approximately 7.7502, 7.7558 and 7.7524 as of March 31, 2013, 2014 and 2015, respectively. The exchange rates between the Chinese Renminbi and the U.S. dollar were approximately 6.249, 6.196 and 6.2456 as of March 31, 2013, 2014, and 2015, respectively.

Aggregate net foreign currency transaction gain (loss) included in other income were $53, $40 and $(205) for the years ended March 31, 2013, 2014 and 2015, respectively.

Post-retirement and post-employment benefits	Post-retirement and post-employment benefits - The Company and its subsidiaries contribute to a state pension scheme in respect of its Chinese employees.
Stock-based compensation

Stock-based compensation - The Company adopts ASC No. 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

For the years ended March 31, 2013, 2014 and 2015, the Company records stock-based compensation expenses amounted to $nil, $nil and $199 in the consolidated statement of comprehensive loss respectively. There is no tax benefit recognized in relation to the stock-based compensation expenses incurred for the three years.

The fair value of options granted in the years ended March 31, 2013, 2014, and 2015 were estimated using the Binomial option pricing model with the following assumptions:

	Year ended March 31,
	2013	2014	2015
Risk-free interest rate – weighted average	N/A	N/A	2.606%
Expected life of options – weighted average	N/A	N/A	10 years
Stock volatility	N/A	N/A	44.37%
Expected dividend yield	N/A	N/A	7.8%

The Company applied judgment in estimating key assumptions in determining the fair value of the stock options on the date of grant. The Company used historical data to estimate the expected life of options, stock volatility and expected dividend yield. The risk-free interest rate of the option was based on the 10 years U.S. Treasury yield at time of grant.

Net loss per share

Net loss per share - Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net loss per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Basic net loss per share and diluted net loss per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2013	2014	2015

Net loss attributable to Deswell Industries, Inc:
Loss from continuing operations	$(1,542)	$(7,079)	$(2,460)
Loss from discontinued operations	(449)	(411)	(348)
Net loss attributable to Deswell Industries, Inc.	$(1,991)	$(7,490)	$(2,808)

Basic weighted average common shares outstanding	16,467	16,186	16,056

Basic net loss per share:
Loss from continuing operations per share	$(0.09)	$(0.43)	$(0.15)
Loss from discontinued operations per share	(0.03)	(0.03)	(0.02)
Basic net loss per share	$(0.12)	$(0.46)	$(0.17)

	Year ended March 31,
	2013	2014	2015

Basic weighted average common shares outstanding	16,467	16,186	16,056
Effect of dilutive securities – Options	-	-	-
Diluted weighted average common and potential common shares outstanding	16,467	16,186	16,056

Diluted net loss per share:
Loss from continuing operations per share	$(0.09)	$(0.43)	$(0.15)
Loss from discontinued operations per share	(0.03)	(0.03)	(0.02)
Diluted net loss per share	$(0.12)	$(0.46)	$(0.17)

For the years ended March 31, 2013, 2014 and 2015, potential common shares of 668,500, nil and 532,000 shares related to stock options are excluded from the computation of diluted net loss per share as their exercise prices were higher than the average market price.

As of March 31, 2013, 2014 and 2015, 412,000, 132,000 and nil shares related to stock options are excluded from the calculations of diluted net loss per share because their inclusion would have been anti-dilutive.

Use of estimates

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments - The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Fair value measurements

Fair value measurements - The Company has adopted ASC No. 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Non-recurring fair value measurements

Non-recurring fair value measurements - Long-lived assets are measured at fair value on a non-recurring basis using mostly Level 3 inputs as defined in the fair value hierarchy. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances. Assets that are written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.

Fair value of long-lived assets, including real estate, are determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. The Company estimates future cash flows based on its experience and knowledge of the market. Significant increases or decreases in actual cash flows may result in valuation changes. For real estate, fair values are based on discounted cash flow estimates which reflect current and projected lease profiles and available industry information about capitalization rates and expected trends in rents and occupancy and are corroborated by external appraisals.

The following table presents fair values for those assets measured at fair value on a non-recurring basis at March 31, 2014 and 2015:

March 31,
	2014	2015
Long-lived assets
Using Level 1	$—	$—
Using Level 2	—	—
Using Level 3	—	—
	$—	$—

During the year ended March 31, 2014, the Company impaired its property, plant and equipment by $490. The carrying value of the asset was $490 and was written down to $0. The Company used unobservable inputs based on its experience and knowledge of the market, as such, the Company classified the fair value of this asset within Level 3. No impairment charges on property, plant and equipment was made for the year ended March 31, 2015.

Discontinued Operations

Discontinued Operations – For the year ended March 31, 2015, the Company sold all of the assets of metallic segment. The operating results of metallic segment are reported as discontinued operations in the consolidated statements of comprehensive loss for all periods presented. For the breakdown of the assets and liabilities of metallic segment, please see note 9 – discontinued operations. Certain prior year information for metallic segment has been reclassified to present their businesses as discontinued operations accordingly. These items had no impact on the amounts of previously reported total comprehensive loss attributable to Deswell Industries, Inc. or total equity.

Recent changes in accounting standards

Recent changes in accounting standards –In April 2014, the FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360) — Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. For public business entities, this ASU should apply prospectively to both of the followings: 1) all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years; and 2) all businesses or nonprofit activities that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. Early adoption is permitted but only for disposals that have not been reported in financial statements previously issued. The adoption of ASU 2014-08 is not expected to have material impact on its consolidated financial statements.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.